Components of Changes in Non-cash Working Capital Balances (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Change In Noncash Working Capital Balances [Abstract]
Accounts receivable	$ (41,309)	$ 11,688
Inventory	(3,902)	(429)
Accounts payable and accrued liabilities	(30,158)	(3,136)
Non cash working capital	(75,369)	8,123
Operations	(67,380)	17,133
Investments	$ (7,989)	$ (9,010)